EQUITY - Transactions with Non-controlling Interests (Details) $ in Millions, R$ in Billions					12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 30, 2022	Jun. 03, 2021	Apr. 01, 2018 USD ($) time	Dec. 31, 2024 USD ($) employer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 BRL (R$)	Jan. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2018 BRL (R$)
Disclosure of subsidiaries [line items]
Non-controlling interests relating to acquisitions (note 2.2.4)							$ 233
Equity					$ 51,286	$ 56,068	55,590			$ 51,344
Sonasid
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)					67.57%	67.57%
Proportion of ownership interest in subsidiary (in percent)					32.43%
Finocas
Disclosure of subsidiaries [line items]
Number of capital increases | employer					2
Non-controlling interests relating to acquisitions (note 2.2.4)					$ 172
Proportion of ownership interests held by non-controlling interests (in percent)					50.00%	50.00%
Proportion of ownership interest in subsidiary (in percent)					50.00%
Nouvelles Sidérurgies Industrielles | Sonasid
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)			64.86%		64.86%
Put option with ISP
Disclosure of subsidiaries [line items]
Equity					$ 114	$ 116
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests relating to acquisitions (note 2.2.4)							233
Equity					2,063	2,107	2,438			$ 2,238
AMSF
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		2.90%
Multiple applied to ArcelorMittal Brazil Longs Business EBITDA in share price calculation | time				6
Identifiable liabilities assumed | R$											R$ 6.2
Percentage applied to net debt in share price calculation				15.00%							15.00%
Consideration payable, acquisition-date fair value				$ 328
Exercise price, put option							$ 179	R$ 1.0	$ 179
ArcelorMittal Texas HBI
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	20.00%
Identifiable liabilities assumed	$ (1,131)
Proportion of ownership interest in subsidiary (in percent)	80.00%
Contingent liabilities recognised in business combination	$ 177				$ 176	$ 158
ArcelorMittal Texas HBI | First opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option	20.00%
ArcelorMittal Texas HBI | Second opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option	10.00%
ArcelorMittal Texas HBI | Third opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option	6.66%